INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties	Dec. 31, 2022	Dec. 31, 2021
Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.50%	5.67%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.66%	5.03%
Maximum | Discount rate
Investment Properties:
Key valuation metrics	11.00%	9.75%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	10.00%	8.75%
Minimum | Discount rate
Investment Properties:
Key valuation metrics	4.75%	3.60%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.25%	3.75%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.26%	5.14%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.19%	4.54%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics	7.25%	6.50%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.50%	5.75%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.25%	4.50%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.25%	4.00%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.45%	5.54%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.57%	4.79%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics	10.25%	9.25%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.25%	8.50%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.50%	4.75%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.75%	3.75%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.48%	6.48%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.50%	5.38%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics	11.00%	9.75%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	10.00%	8.75%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics	4.90%	4.90%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.30%	3.90%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	8.59%	8.28%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	7.32%	7.16%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics	9.90%	9.50%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	7.90%	7.65%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics	8.15%	7.90%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.75%	6.65%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	5.43%	4.44%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.73%	4.94%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics	6.85%	6.25%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	8.50%	7.40%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics	4.75%	3.60%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.00%	3.80%